UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:       Gries Financial LLC
Address:    1801 E 9th Street STE 1600
            Cleveland, OH 44114

Form l3F File Number: 28-6572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, Schedules, lists, and tables, are considered integral Darts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey H. Palmer
Title:       Vice President - Operations
Phone:       216 861-1148

Signature, Place, and Date of Signing

Jeffrey H. Palmer  Cleveland, Ohio   7/10/2001

Report Type {Check only one.);

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form l3F Information Table Entry Total:    87

Form 13F Information Table Value Total:    176,920
                                         (thousands)

List of Other Included Managers:

NONE

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                                         FORM 13F INFORMATION TABLE

                                                                                                     VOTING
                                                   VALUE     SHRS /    SH/   INVESTMENT   OTHER    AUTHORITY
  NAME OF ISSUER    TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN   DISCRETION  MANAGERS     SOLE
------------------  ---------------  ----------  ---------  ---------  ----  ----------  --------  ----------
ADC Telecom         Common Stock     000886101       1,654    194,590  SH    SOLE        NONE         194,590
AOL Time Warner In  Common Stock     00184A105       2,003     49,891  SH    SOLE        NONE          49,891
Abbott Laboratorie  Common Stock     002824100         247      5,240  SH    SOLE        NONE           5,240
Adobe Systems       Common Stock     00724f101       1,284     36,712  SH    SOLE        NONE          36,712
Altera Corp         Common Stock     021441100         925     43,150  SH    SOLE        NONE          43,150
American Internati  Common Stock     026874107       6,288     78,111  SH    SOLE        NONE          78,111
Amgen               Common Stock     031162100       5,084     84,473  SH    SOLE        NONE          84,473
Anheuser-Busch Cos  Common Stock     035229103       3,021     65,780  SH    SOLE        NONE          65,780
Applied Biosystems  Common Stock     038020103         212      7,650  SH    SOLE        NONE           7,650
Avon Products Inc.  Common Stock     054303102       3,056     76,415  SH    SOLE        NONE          76,415
BJ's Wholesale Clu  Common Stock     05548J106       1,747     36,520  SH    SOLE        NONE          36,520
BP PLC              Common Stock     055622104         431      8,681  SH    SOLE        NONE           8,681
Bristol Myers Squi  Common Stock     110122108         225      3,786  SH    SOLE        NONE           3,786
Burlington Resourc  Common Stock     122014103       1,187     26,520  SH    SOLE        NONE          26,520
CVS Corp. Delaware  Common Stock     126650100       5,434     92,905  SH    SOLE        NONE          92,905
Calpine             Common Stock     131347106       1,600     29,060  SH    SOLE        NONE          29,060
CenterPoint Proper  Common Stock     151895109         303      6,500  SH    SOLE        NONE           6,500
Cisco Systems       Common Stock     17275R102       3,681    232,785  SH    SOLE        NONE         232,785
Citigroup           Common Stock     172967101       5,112    113,644  SH    SOLE        NONE         113,644
Citrix Systems      Common Stock     177376100       1,311     62,050  SH    SOLE        NONE          62,050
Colgate-Palmolive   Common Stock     194162103         201      3,633  SH    SOLE        NONE           3,633
Concord EFS, Inc.   Common Stock     206197105       2,047     50,610  SH    SOLE        NONE          50,610
Convergys           Common Stock     212485106       1,622     44,980  SH    SOLE        NONE          44,980
Duke Energy         Common Stock     264399106         440     10,300  SH    SOLE        NONE          10,300
Duke-Weeks Realty   Common Stock     264411505         653     28,200  SH    SOLE        NONE          28,200
EMC Corp.           Common Stock     268648102       1,893     64,394  SH    SOLE        NONE          64,394
Eli Lilly And Co.   Common Stock     532457108         866     11,300  SH    SOLE        NONE          11,300
Emerson Electric C  Common Stock     291011104       3,480     56,136  SH    SOLE        NONE          56,136
Enron Corp.         Common Stock     293561106         976     16,793  SH    SOLE        NONE          16,793
Equity Office Prop  Common Stock     294741103         502     17,925  SH    SOLE        NONE          17,925
Equity Residential  Common Stock     29476L107         858     16,481  SH    SOLE        NONE          16,481
Exxon Mobil Corp.   Common Stock     30231G102       4,988     61,578  SH    SOLE        NONE          61,578
Federal Home Loan   Common Stock     313400301       5,842     90,105  SH    SOLE        NONE          90,105
Forest City Enterp  Common Stock     345550107       3,077     67,849  SH    SOLE        NONE          67,849
Genentech, Inc      Common Stock     368710406       2,642     52,320  SH    SOLE        NONE          52,320
General Electric    Common Stock     369604103      11,094    265,032  SH    SOLE        NONE         265,032
Highwoods Properti  Common Stock     431284108         369     14,950  SH    SOLE        NONE          14,950
Home Depot Inc.     Common Stock     437076102       4,435    102,902  SH    SOLE        NONE         102,902
IBM Corp.           Common Stock     459200101       2,783     28,940  SH    SOLE        NONE          28,940
Intel Corp.         Common Stock     458140100       3,588    136,370  SH    SOLE        NONE         136,370
JDS Uniphase Corp.  Common Stock     46612J101         210     11,395  SH    SOLE        NONE          11,395
Jabil Circuit       Common Stock     466313103         486     22,460  SH    SOLE        NONE          22,460
Johnson & Johnson   Common Stock     478160104       1,746     19,958  SH    SOLE        NONE          19,958
Juniper Networks    Common Stock     48203R104         209      5,510  SH    SOLE        NONE           5,510
KeySpan Corporatio  Common Stock     49337W100         544     14,280  SH    SOLE        NONE          14,280
Keycorp             Common Stock     493267108         267     10,344  SH    SOLE        NONE          10,344
Legg Mason          Common Stock     524901105         349      8,300  SH    SOLE        NONE           8,300
Medtronic, Inc.     Common Stock     585055106       4,674    102,185  SH    SOLE        NONE         102,185
Merck & Co.         Common Stock     589331107       2,781     36,634  SH    SOLE        NONE          36,634
Microsoft Corp.     Common Stock     594918104       4,715     86,225  SH    SOLE        NONE          86,225
National Commerce   Common Stock     63545P104         617     24,860  SH    SOLE        NONE          24,860
Newell Rubbermaid   Common Stock     651229106         230      8,684  SH    SOLE        NONE           8,684
Nisource Inc.       Common Stock     65473p105         719     23,110  SH    SOLE        NONE          23,110
Nokia Corporation   Common Stock     654902204       2,185     91,048  SH    SOLE        NONE          91,048
Nortel Networks Co  Common Stock     656568102       2,162    153,866  SH    SOLE        NONE         153,866
Northern Trust Cor  Common Stock     665859104       3,193     51,095  SH    SOLE        NONE          51,095
Omnicom Group       Common Stock     681919106       4,053     48,906  SH    SOLE        NONE          48,906
Oracle Corp.        Common Stock     68389X105       2,821    188,300  SH    SOLE        NONE         188,300
Pepsico Inc.        Common Stock     713448108       4,581    104,240  SH    SOLE        NONE         104,240
Pfizer              Common Stock     717081103       6,810    166,290  SH    SOLE        NONE         166,290
Pharmacia Corp.     Common Stock     71713U102         620     12,300  SH    SOLE        NONE          12,300
Procter & Gamble C  Common Stock     742718109       2,396     38,271  SH    SOLE        NONE          38,271
Progressive Corp.   Common Stock     743315103       2,255     23,240  SH    SOLE        NONE          23,240
Royal Dutch         Common Stock     780257804         251      4,520  SH    SOLE        NONE           4,520
SBC Communications  Common Stock     78387G103       4,187     93,805  SH    SOLE        NONE          93,805
Schering Plough Co  Common Stock     806605101         610     16,694  SH    SOLE        NONE          16,694
Stryker             Common Stock     863667101       3,751     71,780  SH    SOLE        NONE          71,780
Sun Microsystems    Common Stock     866810104       2,573    167,380  SH    SOLE        NONE         167,380
Sungard Data Syste  Common Stock     867363103         614     12,480  SH    SOLE        NONE          12,480
TJX Companies Inc.  Common Stock     872540109         323     10,100  SH    SOLE        NONE          10,100
Target Corp.        Common Stock     87612e106       2,020     55,990  SH    SOLE        NONE          55,990
Tenet Healthcare C  Common Stock     88033g100         472     10,725  SH    SOLE        NONE          10,725
Texas Instruments   Common Stock     882508104         443     14,300  SH    SOLE        NONE          14,300
Toys R Us           Common Stock     892335100       2,139     85,230  SH    SOLE        NONE          85,230
Transocean Sedco F  Common Stock     G90078109         500     11,540  SH    SOLE        NONE          11,540
Tyco International  Common Stock     902124106       1,802     41,694  SH    SOLE        NONE          41,694
United Technologie  Common Stock     913017109       3,665     50,000  SH    SOLE        NONE          50,000
UtiliCorp United    Common Stock     918005109         505     15,600  SH    SOLE        NONE          15,600
Verizon Communicat  Common Stock     92343V104         600     12,178  SH    SOLE        NONE          12,178
Vitesse Semiconduc  Common Stock     928497106         218      9,175  SH    SOLE        NONE           9,175
Wal-Mart Stores In  Common Stock     931142103       1,530     30,305  SH    SOLE        NONE          30,305
Walgreen Company    Common Stock     931422109         498     12,200  SH    SOLE        NONE          12,200
Weatherford Intern  Common Stock     947074100       1,061     21,490  SH    SOLE        NONE          21,490
Wells Fargo & Co.   Common Stock     949746101       1,149     23,226  SH    SOLE        NONE          23,226
Williams Companies  Common Stock     969457100         706     16,480  SH    SOLE        NONE          16,480
Xilinx Incorporate  Common Stock     983919101       1,096     31,215  SH    SOLE        NONE          31,215
Zion's Bancorporat  Common Stock     989701107         421      8,084  SH    SOLE        NONE           8,084
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